Segment Information (Notes)	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information
During the first quarter of fiscal 2015, we revised our internal management organizational and reporting structure to better align to our strategy of delivering mass customized products to multiple customer segments via various brands. Our operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information reported internally to the Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”) for purposes of making decisions about how to allocate resources and assess performance. The CODM measures and evaluates the performance of our operating segments based on revenue and income (loss) from operations. We have identified several operating segments under our new management reporting structure which are reported in the following two reportable segments:

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Vistaprint Business Unit - Aggregates the operations of our core Vistaprint branded business in the North America, Europe, Australia and New Zealand markets, and our Webs branded business, which is managed with the Vistaprint-branded digital business in the previously listed geographies.

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All Other Business Units - Includes the operations of our Albumprinter, Printdeal, Pixartprinting, and Most of World business units. Our Most of World business unit is focused on our emerging market portfolio, including operations in India and Japan. These business units have been combined into one reportable segment based on materiality.

The cost of our global legal, human resource, finance, facilities management, software and manufacturing engineering, and the global component of our IT operations functions are generally not allocated to the reporting segments and are instead reported and disclosed under the caption "Corporate and global functions." Corporate and global functions is a cost center and does not meet the definition of an operating segment. As a result, we have restated our disclosures to conform to the new composition.
There are no internal revenue transactions between our operating segments, and we do not allocate non-operating income to our segment results. All intersegment transfers are recorded at cost for presentation to the CODM, for example, we allocate costs related to products manufactured by our global network of production facilities to the applicable operating segment. There is no intercompany profit or loss recognized on these transactions.
The following factors, among others, may limit the comparability of income from operations by segment:

•	We do not allocate support costs across operating segments or corporate and global functions.

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Some of our recently acquired business units are burdened by the costs of their local finance, HR, and other administrative support functions, whereas other business units leverage our global functions and do not receive an allocation for these services.

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Our All Other Business Units reporting segment includes our Most of World business unit, which has operating losses as it is in its early stage of investment relative to the scale of the underlying business.

Our balance sheet information is not presented to the CODM on an allocated basis, and therefore we do not present asset information by segment.
Revenue by segment is based on the business unit-specific websites through which the customer’s order was transacted. The following tables set forth revenue and income from operations by reportable segment.

	Year Ended June 30,
	2014	2013	2012
Revenue:
Vistaprint Business Unit	$1,144,030	$1,091,900	$972,847
All Other Business Units	126,206	75,578	47,422
Total revenue	$1,270,236	$1,167,478	$1,020,269

	Year Ended June 30,
	2014	2013	2012
Income (loss) from operations:
Vistaprint Business Unit	$318,758	$250,171	$227,881
All Other Business Units	(17,930)	(14,921)	(6,345)
Corporate and global functions	(214,914)	(189,126)	(166,362)
Total income from operations	$85,914	$46,124	$55,174

Enterprise Wide Disclosures:
The following tables set forth revenues by geographic area and groups of similar products and services:

	Year Ended June 30,
	2014	2013	2012

United States	$653,216	$606,246	$515,584
Non-United States (1)	617,020	561,232	504,685
Total revenue	$1,270,236	$1,167,478	$1,020,269

	Year Ended June 30,
	2014	2013	2012

Physical printed products and other (2)	$1,189,905	$1,084,698	$951,097
Digital products/services	80,331	82,780	69,172
Total revenue	$1,270,236	$1,167,478	$1,020,269
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(1) Our non-United States revenue includes the Netherlands, our country of domicile. Revenue earned in any other individual country other than the United States was not greater than 10% of consolidated revenue for the years presented.
(2) Other revenue includes miscellaneous items which account for less than 1% of revenue.
The following tables set forth long-lived assets by geographic area:

	June 30, 2014	June 30, 2013
Long-lived assets (3):
Netherlands	$106,918	$99,521
Canada	100,369	90,807
United States	49,037	35,943
Australia	35,367	36,774
Switzerland	31,201	4,522
Jamaica	25,431	26,730
Italy	20,356	—
Bermuda	7,570	14,667
India	6,958	4,429
Other	11,674	4,884
Total	$394,881	$318,277
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(3) Excludes goodwill of $317,187 and $140,893, intangible assets, net of $110,214 and $30,337, deferred tax assets of $8,762 and $581 and the investment in equity interests of $0 and $11,248 as of June 30, 2014 and 2013, respectively.